SUPPLEMENT
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2000
                                       FOR
                                JNL SERIES TRUST

The JNL/Janus Global Equities Series (the 'Series') will be closed to new contract holders as of September 1, 2000. The Series will still be available to existing contract holders, even if the contract holder does not have a current allocation in the Series. The Series will also be available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I, the JNL/S&P Equity Aggressive Growth Series I, the JNL/S&P Conservative Growth Series II, the JNL/S&P Moderate Growth Series II, the JNL/S&P Aggressive Growth Series II, the JNL/S&P Very Aggressive Growth Series II, the JNL/S&P Equity Growth Series II, the JNL/S&P Equity Aggressive Growth Series II, the JNL/S&P Conservative Growth Series, the JNL/S&P Moderate Growth Series and the JNL/S&P Aggressive Growth Series.


This Supplement is dated September 1, 2000.